Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Revenues
Gross Sales		$ 55,474	$ 71,765
Less: Royalties		3,270	4,868
Revenues		52,204	66,897
Expenses
Purchased Product	[1]	24,715	33,958
Transportation and Blending	[1]	10,141	11,126
Operating	[1]	6,352	5,816
(Gain) Loss on Risk Management		61	1,636
Depreciation, Depletion and Amortization		4,644	4,679
Exploration Expense		42	101
(Income) Loss From Equity-Accounted Affiliates		(51)	(15)
Segment Income (Loss)		6,300	9,596
General and Administrative		688	865
Finance Costs		671	820
Interest Income		(133)	(81)
Integration, Transaction and Other Costs		85	106
Foreign Exchange (Gain) Loss, Net		(67)	343
Revaluation (Gain) Loss		34	(549)
Re-measurement of Contingent Payment		59	162
(Gain) Loss on Divestiture of Assets		(14)	(269)
Other (Income) Loss, Net		(63)	(532)
Total Non-operating (Income) Expense		1,260	865
Earnings (Loss) Before Income Tax		5,040	8,731
Income Tax Expense (Recovery)		931	2,281
Net Earnings (Loss)		4,109	6,450
Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		9	1,762
Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		52	(126)
Upstream
Revenues
Gross Sales		31,082	41,142
Less: Royalties		3,270	4,868
Revenues		27,812	36,274
Expenses
Purchased Product		3,152	6,741
Transportation and Blending		11,088	12,301
Operating		3,690	3,789
Operating Margin		9,870	11,824
Depreciation, Depletion and Amortization		3,866	3,718
Exploration Expense		42	101
(Income) Loss From Equity-Accounted Affiliates		(51)	(15)
Segment Income (Loss)		6,017	8,075
Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		12	1,619
Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(4)	(55)
Downstream
Revenues
Gross Sales		32,626	38,010
Less: Royalties		0	0
Revenues		32,626	38,010
Expenses
Purchased Product		28,273	32,409
Transportation and Blending		0	0
Operating		3,201	3,050
Operating Margin		1,152	2,439
Depreciation, Depletion and Amortization		671	848
Exploration Expense		0	0
(Income) Loss From Equity-Accounted Affiliates		0	0
Segment Income (Loss)		498	1,573
Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	112
Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(17)	18
Oil Sands
Revenues
Gross Sales			34,683
Expenses
Purchased Product			4,718
Oil Sands | Upstream
Revenues
Gross Sales		26,192	34,683
Less: Royalties		3,059	4,493
Revenues		23,133	30,190
Expenses
Purchased Product		1,457	4,718
Transportation and Blending		10,774	12,036
Operating		2,716	2,930
Operating Margin		8,169	8,979
Depreciation, Depletion and Amortization		2,993	2,763
Exploration Expense		19	9
(Income) Loss From Equity-Accounted Affiliates		6	8
Segment Income (Loss)		5,136	6,267
Oil Sands | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		17	1,527
Oil Sands | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		15	(68)
Conventional
Revenues
Gross Sales			4,439
Expenses
Transportation and Blending			250
Conventional | Upstream
Revenues
Gross Sales		3,273	4,439
Less: Royalties		112	298
Revenues		3,161	4,141
Expenses
Purchased Product		1,695	2,023
Transportation and Blending		298	250
Operating		590	541
Operating Margin		583	1,235
Depreciation, Depletion and Amortization		386	370
Exploration Expense		6	1
(Income) Loss From Equity-Accounted Affiliates		0	0
Segment Income (Loss)		210	851
Conventional | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(5)	92
Conventional | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(19)	13
Offshore | Upstream
Revenues
Gross Sales		1,617	2,020
Less: Royalties		99	77
Revenues		1,518	1,943
Expenses
Purchased Product		0	0
Transportation and Blending		16	15
Operating		384	318
Operating Margin		1,118	1,610
Depreciation, Depletion and Amortization		487	585
Exploration Expense		17	91
(Income) Loss From Equity-Accounted Affiliates		(57)	(23)
Segment Income (Loss)		671	957
Offshore | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0
Offshore | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0
Canadian Refining | Downstream
Revenues
Gross Sales		6,233	7,792
Less: Royalties		0	0
Revenues		6,233	7,792
Expenses
Purchased Product		4,919	6,389
Transportation and Blending		0	0
Operating		639	704
Operating Margin		675	699
Depreciation, Depletion and Amortization		185	208
Exploration Expense		0	0
(Income) Loss From Equity-Accounted Affiliates		0	0
Segment Income (Loss)		490	491
Canadian Refining | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0
Canadian Refining | Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0
U.S. Refining
Revenues
Gross Sales			30,218
Expenses
Purchased Product			26,020
U.S. Refining | Downstream
Revenues
Gross Sales		26,393	30,218
Less: Royalties		0	0
Revenues		26,393	30,218
Expenses
Purchased Product		23,354	26,020
Transportation and Blending		0	0
Operating		2,562	2,346
Operating Margin		477	1,740
Depreciation, Depletion and Amortization		486	640
Exploration Expense		0	0
(Income) Loss From Equity-Accounted Affiliates		0	0
Segment Income (Loss)		8	1,082
U.S. Refining | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	112
U.S. Refining | Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(17)	18
Corporate and Eliminations
Revenues
Gross Sales		(8,234)	(7,387)
Less: Royalties		0	0
Revenues		(8,234)	(7,387)
Expenses
Purchased Product		(6,710)	(5,192)
Transportation and Blending		(947)	(1,175)
Operating		(539)	(1,023)
Depreciation, Depletion and Amortization		107	113
Exploration Expense		0	0
(Income) Loss From Equity-Accounted Affiliates		0	0
Segment Income (Loss)		(215)	(52)
General and Administrative		688	865
Finance Costs		671	820
Interest Income		(133)	(81)
Integration, Transaction and Other Costs		85	106
Foreign Exchange (Gain) Loss, Net		(67)	343
Revaluation (Gain) Loss		34	(549)
Re-measurement of Contingent Payment		59	162
(Gain) Loss on Divestiture of Assets		(14)	(269)
Other (Income) Loss, Net		(63)	(532)
Total Non-operating (Income) Expense		1,260	865
Corporate and Eliminations | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(3)	31
Corporate and Eliminations | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		$ 73	$ (89)

[1]	Comparative periods reflect certain revisions. See Note 39.